ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting

The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Principles of consolidation

Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities in which the Company is deemed to be subject to a majority of the risk of loss from the variable interest entity's activities or entitled to receive a majority of the entity's residual returns, or both. All inter-company balances and transactions are eliminated. The non-controlling interests of subsidiaries were included in the Consolidated Balance Sheets and Statements of Operations as "Non-controlling interests".

A variable interest entity, or VIE, is defined by the accounting standard as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights. A party that is a variable interest holder is required to consolidate a VIE if the holder has both (a) the power to direct the activities that most significantly impact the entity's economic performance and (b) the obligation to absorb losses that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

Business combinations
Business combinations of subsidiaries are accounted for under the acquisition method.  On acquisition, the identifiable assets, liabilities and contingent liabilities of a subsidiary are measured at their fair values at the date of acquisition.  Any excess of the cost of acquisition over the fair values of the identifiable net assets acquired is recognized as goodwill.  Any deficiency of the cost of acquisition below the fair values of the identifiable net assets acquired (i.e. bargain purchase) is credited to the statement of operations in the period of acquisition.  The consideration transferred for an acquisition is measured at fair value of the consideration given.  Acquisition related costs are expensed as incurred.  Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The results of subsidiary undertakings are included from the date of acquisition.

Investments in affiliates
Investments in affiliates

Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but over which it does not exercise control, or has the power to control the financial and operational policies. Investments in these entities are accounted for by the equity method of accounting. This also extends to entities in which the Company holds a majority ownership interest, but it does not control, due to the participating rights of non-controlling interests. Under this method the Company records an investment in the common stock (or “in-substance common stock”) of an affiliate at cost (or fair value if a consequence of deconsolidation), and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of the investment and reports the recognized earnings or losses in income. Dividends received from an affiliate in connection with their common stock interest reduce the carrying amount of the investment. The excess, if any, of the purchase price over book value of the Company's investments in equity method affiliates is included in the consolidated balance sheet as "Investment in Affiliates". When the Company's share of losses in an affiliate equals or exceeds its interest, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate. See note 13 for list of entities accounted for under the equity method.

Revenue and expense recognition
Revenue and expense recognition

Revenues include minimum lease payments under time charters, fees for repositioning vessels as well as the reimbursement of certain vessel operating and drydocking costs.  Revenues generated from time charters, which are classified as operating leases by the Company, are recorded over the term of the charter as service is provided. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Reimbursement for drydocking costs is recognized evenly over the period to the next drydocking, which is generally between two to five years.  Repositioning fees (which are included in time charter revenue) received in respect of time charters are recognized at the end of the charter when the fee becomes fixed and determinable.  However, where there is a fixed amount specified in the charter, which is not dependent upon redelivery location, the fee will be recognized evenly over the term of the charter. Where a vessel undertakes multiple single voyage time charters, revenue is recognized, including the repositioning fee if fixed and determinable, on a discharge-to-discharge basis.  Under this basis, revenue is recognized evenly over the period from departure of the vessel from its last discharge port to departure from the next discharge port.  For arrangements where operating costs are borne by the charterer on a pass through basis, the pass through of operating costs is reflected in revenue and expenses.

Under time charters, voyage expenses are generally paid by the Company's customers.  Voyage related expenses, principally fuel, may also be incurred when positioning or repositioning the vessel before or after the period of time charter and during periods when the vessel is not under charter or is offhire, for example when the vessel is undergoing repairs.  These expenses are recognized as incurred.

Cash and cash equivalents	Cash and cash equivalents The Company considers all demand and time deposits and highly liquid investments with original maturities of three months or less to be equivalent to cash.
Restricted cash and short-term investments
Restricted cash and short-term investments

Restricted cash and short-term investments consist of bank deposits which may only be used to settle certain pre-arranged loan or lease payments and bid bonds in respect of tenders for projects entered into by the Company.  The Company considers all short-term investments as held to maturity.  These investments are carried at amortized cost.  The Company places its short-term investments primarily in fixed term deposits with high credit quality financial institutions.

Inventories	Inventories Inventories, which are comprised principally of fuel, lubricating oils and ship spares, are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Newbuildings
Newbuildings

Newbuilds are stated at cost.  All pre-delivery costs incurred during the construction of newbuilds, including purchase installments, interest, supervision and technical costs, are capitalized.  Newbuilds are not depreciated until the vessel is available for use.

Vessels and equipment
Vessels and equipment

Vessels and equipment are stated at cost less accumulated depreciation.  The cost of vessels and equipment less the estimated residual value is depreciated on a straight-line basis over the assets' remaining useful economic lives.  Depreciation includes depreciation on all owned vessels and amortization of vessels accounted for as capital leases.

Refurbishment costs incurred during the period are capitalized as part of vessels and equipment and depreciated over the vessels' remaining useful economic lives.  Refurbishment costs are costs that appreciably increase the capacity, or improve the efficiency or safety of vessels and equipment. Drydocking expenditures are capitalized when incurred and amortized over the period until the next anticipated drydocking, which is generally between two and five years.  For vessels that are newly built or acquired, the Company has adopted the "built-in overhaul" method of accounting.  The built-in overhaul method is based on the segregation of vessel costs into those that should be depreciated over the useful life of the vessel and those that require drydocking at periodic intervals to reflect the different useful lives of the components of the assets.  The estimated cost of the drydocking component is amortized until the date of the first drydocking following acquisition, upon which the cost is capitalized and the process is repeated.

Vessel reactivation costs incurred on vessels leaving lay-up include both costs of a capital and expense nature.  The capital costs include the addition of new equipment or modifications to the vessel which enhance or increase the operational efficiency and functionality of the vessel.  These expenditures are capitalized and depreciated over the remaining useful life of the vessel.  Expenditures of a routine repairs and maintenance nature, that do not improve the operating efficiency or extend the useful lives of the vessels  are expensed as incurred as mobilization costs.

Useful lives applied in depreciation are as follows:

Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Office equipment and fittings	three to six years

Interest costs capitalized
Interest costs capitalized

Interest costs are expensed as incurred except for interest costs that are capitalized.  Interest is capitalized on all qualifying assets that require a period of time to get them ready for their intended use.  Qualifying assets consist of vessels under construction and includes vessels undergoing conversion into FSRUs for the Company's own use. The interest capitalized is calculated using the rate of interest on the loan to fund the expenditure or the Company's weighted average cost of borrowings where appropriate, over the term period from commencement of the newbuilding and conversion work until substantially all the activities necessary to prepare the assets for its intended use are complete.

Deferred credit from capital leases
Deferred credit from capital leases

Income derived from the sale of subsequently leased assets is deferred and amortized in proportion to the amortization of the leased assets (see note 29). Amortization of deferred income is offset against depreciation and amortization expense in the Consolidated Statement of Operations.

Impairment of long-term assets
Impairment of long-term assets

The Company continually monitors events and changes in circumstances that could indicate carrying amounts of long-term assets may not be recoverable.  When such events or changes in circumstances are present, the Company assesses the recoverability of long-term assets by determining whether the carrying value of such assets will be recovered through undiscounted expected future cash flows.  If the total of the future cash flows is less than the carrying amount of those assets, the Company recognizes an impairment loss based on the excess of the carrying amount over the fair value of the assets.

Deferred charges
Deferred charges

Costs associated with long-term financing, including debt arrangement fees, are deferred and amortized over the term of the relevant loan.  Amortization of deferred loan costs is included in "Other financial items" in the Consolidated Statement of Operations.  If a loan is repaid early, any unamortized portion of the related deferred charges is charged against income in the period in which the loan is repaid.

Trade receivables
Trade receivables

Trade receivables are presented net of allowances for doubtful balances. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

Investment in available-for-sale securities
Investment in available-for-sale securities

The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive income (loss) unless an unrealized loss is considered "other-than-temporary," in which case it is transferred to the statement of operations. Management evaluates securities for other than temporary impairment ("OTTI") on a periodic basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the investee, and (3) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Cost-method investments
Cost-method investments

Cost-method investments are initially recorded at cost and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Derivatives
Derivatives

The Company uses derivatives to reduce market risks associated with its operations.  The Company uses interest rate swaps for the management of interest rate risk exposure.  The interest rate swaps effectively convert a portion of the Company's debt from a floating to a fixed rate over the life of the transactions without an exchange of underlying principal.

The Company seeks to reduce its exposure to fluctuations in foreign exchange rates through the use of foreign currency forward contracts.

All derivative instruments are initially recorded at cost as either assets or liabilities in the accompanying Consolidated Balance Sheet and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative.  Where the fair value of a derivative instrument is a net liability, the derivative instrument is classified in "Other current liabilities" in the Consolidated Balance Sheet.  Where the fair value of a derivative instrument is a net asset, the derivative instrument is classified in "Other non-current assets" in the Consolidated Balance Sheet, except if the current portion is a liability, in which case the current portion is included in "Other current liabilities."  The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies for hedge accounting.  The Company hedge accounts for certain of its interest rate swap arrangements designated as cash flow hedges.  For derivative instruments that are not designated or do not qualify as hedges under the guidance, the changes in fair value of the derivative financial instrument are recognized each period in current earnings in "Other financial items".

When a derivative is designated as a cash flow hedge, the Company formally documents the relationship between the derivative and the hedged item.  This documentation includes the strategy risk and risk management for undertaking the hedge and the method that will be used to assess effectiveness of the hedge.  If the derivative is an effective hedge, changes in the fair value are initially recorded as a component of accumulated other comprehensive income in equity.  The ineffective portion of the hedge is recognized immediately in earnings, as are any gains or losses on the derivative that are excluded from the assessment of hedge effectiveness.  The Company does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold or repaid.

In the periods when the hedged items affect earnings, the associated fair value changes on the hedged derivatives are transferred from equity to the corresponding earnings line item on the settlement of a derivative.  The ineffective portion of the change in fair value of the derivative financial instrument is immediately recognized in earnings.  If a cash flow hedge is terminated and the originally hedged item is still considered probable of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings at which point they are transferred to the corresponding earnings line item (i.e. interest expense).  If the hedged items are no longer probable of occurring, amounts recognized in  equity are immediately reclassified to earnings.

Cash flows from derivative instruments that are accounted for as cash flow hedges are classified in the same category as the cash flows from the items being hedged.

LNG trading

The company trades in physical cargoes, futures, swaps and options, all of which are traded on and recognized in liquid markets. Purchase and sales are recognized on the trade date. Open trading positions are stated at fair value based on closing market price on the balance sheet date. The market values of open positions are shown in debtors if positive or creditors if negative. Realized and unrealized gains and losses are recognized in current earnings in "Other operating gains and losses". The gross transaction value of energy trading contracts that were physically settled for the years ending December 31, 2012, 2011 and 2010, was $nil, $2.0 million profit and $5.3 million loss, respectively.

Contracts to buy and sell physical cargoes for future delivery settled on the bill of lading date are recognized at their fair value at the balance sheet date.

Leases
Vessels under capital lease

The Company leased certain vessels under agreements that were accounted for as capital leases. Obligations under capital leases were carried at the present value of future minimum lease payments.   The accounting policies relating to the asset balance, such as depreciation and drydocking expenditure followed those described under "Vessels and equipment".  Interest expense was calculated at a constant rate over the term of the lease. Certain of our capital leases were 'funded' via long term cash deposits which closely matched the lease liability.
Operating leases

Initial direct costs (those directly related to the negotiation and consummation of the lease) are deferred and allocated to earnings over the lease term.  Rental income and expense are amortized over the lease term on a straight-line basis.

Foreign currencies
Foreign currencies

The Company's and its subsidiaries' functional currency is the U.S. dollar as the majority of the revenues are received in U.S. dollars and a majority of the Company's expenditures are made in U.S. dollars.  The Company's reporting currency is U.S. dollars.

Transactions in foreign currencies during the year are translated into U.S. dollars at the rates of exchange in effect at the date of the transaction.  Foreign currency monetary assets and liabilities are translated using rates of exchange at the balance sheet date.  Foreign currency non-monetary assets and liabilities are translated using historical rates of exchange.  Foreign currency transaction and translation gains or losses are included in the Consolidated Statements of Operations.

Fair value measurements
Fair value measurements

The Company uses fair value to measure assets and liabilities. The guidance provides a single definition of fair value, together with a framework for measuring it, and requires additional disclosure about the use of fair value to measure assets and liabilities.

Stock-based compensation
Stock-based compensation

In accordance with the guidance on "Share Based Payment", the Company is required to expense the fair value of stock options issued to employees over the period the options vest.  The Company amortizes stock-based compensation for awards on a straight-line basis over the period during which the employee is required to provide service in exchange for the reward - the requisite service (vesting) period.  No compensation cost is recognized for stock options for which employees do not render the requisite service.  The fair value of employee share options is estimated using the Black-Scholes option-pricing model.

Earnings per share
Earnings per share

Basic earnings per share ("EPS") is computed based on the income available to common stockholders and the weighted average number of shares outstanding for basic EPS.  Treasury shares are not included in the calculation.  Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.  Such potentially dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.

Pensions
Pensions

Defined benefit pension costs, assets and liabilities requires adjustment of the significant actuarial assumptions annually to reflect current market and economic conditions.  The Company's accounting policy states that full recognition of the funded status of defined benefit pension plans to be included within a Company's balance sheet. The pension benefit obligation is calculated by using a projected unit credit method.

Defined contribution pension costs represent the contributions payable to the scheme in respect of the accounting period and are recorded in the Consolidated Statement of Operations.

Income taxes
Income taxes

Income taxes are based on a separate return basis.  The guidance on "Accounting for Income Taxes" prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return.

Deferred tax assets and liabilities are recognized principally for the expected tax consequences of temporary differences between the tax bases of assets and liabilities and their reported amounts.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Realization of the deferred income tax asset is dependent on generating sufficient taxable income in future years.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on the tax rates and tax laws that have been enacted or substantively enacted at the balance sheet date. Income tax relating to items recognized directly in the statement of comprehensive income is recognized in statement of change in equity and not in statement of operations.

Gain on issuance of shares by subsidiaries/investees
Gain on issuance of shares by subsidiaries

The Company recognizes a gain or loss when a subsidiary issues its stock to third parties at a price per share in excess or below its carrying value resulting in a reduction in the Company's ownership interest in the subsidiary.  The gain or loss is recorded in the line "Additional paid-in capital."

Segment reporting
Segment reporting

A segment is a distinguishable component of the Company that is engaged in business activities from which it earns revenues and incurs expenses whose operating results are regularly reviewed by the chief operating decision maker, and which is subject to risks and rewards that are different from those of other segments. The Company has identified two reportable industry segments: vessel operations and LNG trading.

Treasury shares	Treasury shares Treasury shares are recognized as a separate component of equity at cost. Upon subsequent disposal of treasury shares, any consideration is recognized directly in equity.
Convertible bonds
Convertible bonds

In accordance with ASC 470-20 "Debt with conversion and other options", the Company accounts for debt instruments with convertible features in accordance with the details and substance of the instruments at the time of their issuance. For convertible debt instruments issued at a substantial premium to equivalent instruments without conversion features, or those that may be settled in cash upon conversion, it is presumed that the premium or cash conversion option represents an equity component.

Accordingly, the Company determines the carrying amounts of the liability and equity components of such convertible debt instruments by first determining the carrying amount of the liability component by measuring the fair value of a similar liability that does not have an equity component. The carrying amount of the equity component representing the embedded conversion option is then determined by deducting the fair value of the liability component from the total proceeds from the issue. The resulting equity component is recorded, with a corresponding offset to debt discount which is subsequently  amortized to interest cost using the effective interest method over the period the debt is expected to be outstanding as an additional non-cash interest expense. Transaction costs associated with the instrument are allocated pro-rata between the debt and equity components.

For conventional convertible bonds which do not have a cash conversion option or where no substantial premium is received on issuance, it may not be appropriate to split the bond into the liability and equity components.

Guarantees
Guarantees

Guarantees issued by the Company, excluding those that are guaranteeing its own performance, are recognized at fair value at the time of the guarantees are issued, or upon the deconsolidation of a subsidiary, as in the case of Golar Partners (see note 5) and reported in "other long-term liabilities." A liability for the fair value of the obligation undertaken in issuing the guarantee is recognized.  If it becomes probable that the Company will have to perform under a guarantee, the Company will recognize an additional liability if the amount of the loss can be reasonably estimated. The recognition of fair value is not required for certain guarantees such as the parent's guarantee of a subsidiary's debt to a third party. For those guarantees excluded from the above guidance requiring the fair value recognition provision of the liability, financial statement disclosures of such items are made.

Use of estimates
Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.